Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
Numerator:
Net loss attributable to common stockholders ($ in thousands)	$(8,898)	$(41,260)	$(25,787)	$(144,887)
Demoninator:
Weighted average common shares outstanding – basic and diluted	8,886,421	126,693,218	8,878,928	101,236,461
Net loss per share attributable to common stockholders – basic and diluted	$(1.00)	$(0.33)	$(2.90)	$(1.43)

schedule of antidilutive securities excluded from computation of earnings per share
	As of June 30,
	2020	2021
	(unaudited)
Convertible preferred stock	68,776,614	—
Outstanding stock options – Stock Plan	4,344,819	3,037,545
Warrants for preferred stock	869,942	—
Warrants for common stock	78,371	7,846,667
Restricted stock units	—	7,678,105
Total anti-dilutive securities	74,069,746	18,562,317